SEGMENT INFORMATION - Noncurrent Assets by Geographic Region (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-current assets	$ 67,500	$ 70,956
United States
Disclosure of geographical areas [line items]
Non-current assets	20,507	24,205
Europe
Disclosure of geographical areas [line items]
Non-current assets	12,620	12,563
Australia
Disclosure of geographical areas [line items]
Non-current assets	11,595	11,257
Canada
Disclosure of geographical areas [line items]
Non-current assets	6,560	6,849
Brazil
Disclosure of geographical areas [line items]
Non-current assets	7,749	6,631
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	2,824	3,799
Mexico
Disclosure of geographical areas [line items]
Non-current assets	2,467	2,354
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 3,178	$ 3,298